Other Financial Assets (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Financial Assets [Abstract]
Summary of Other Financial Assets
	2018	2017
	$'000	$'000
Market value of listed shares	30	—
Security Deposit	100	100

	130	100